Leases (Tables)	12 Months Ended
Sep. 30, 2022
Leases
Schedule of weighted-average remaining lease term and the weighted-average discount rate of leases

	September 30,	September 30,
	2022	2021
Right-of-use assets under operating leases	$314,339	$97,160
Operating lease liabilities, current	32,899	36,720
Operating lease liabilities, non-current	15,484	32,351
Total operating lease liabilities	$48,383	$69,071

Schedule of maturity of operating lease liabilities

As of
September 30,
2022
Fiscal 2023	$34,193
Fiscal 2024	16,928
Total Future minimum lease payments	51,121
Less: Imputed interest	(2,738)
Total	$48,383